Note 12 - Loss Per Share (Tables)	12 Months Ended
Jun. 30, 2025
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Years Ended June 30,
	2023	2024	2025
	US$	US$	US$
Numerator:
Net (loss)/ income attributable to shareholders of Santech Holdings Ltd.
-from continuing operations	(3,161)	(765)	(5,790)
-from discontinued operations	(308)	22	421
-from continuing and discontinued operations	(3,469)	(743)	(5,369)

Denominator:
Denominator for basic loss per share:
Weighted average number of ordinary shares outstanding	56,000,000	56,000,000	88,131,148
Dilutive effect of outstanding share options	-	-	-
Denominator for diluted loss per share	56,000,000	56,000,000	88,131,148

From continuing operations
Basic loss per share	(0.06)	(0.01)	(0.07)
Diluted loss per share	(0.06)	(0.01)	(0.07)

From discontinued operations
Basic loss per share	(0.01)	0.00	0.00
Diluted loss per share	(0.01)	0.00	0.00

From continuing and discontinued operations
Basic loss per share	(0.06)	(0.01)	(0.06)
Diluted loss per share	(0.06)	(0.01)	(0.06)